Revenue - Summary of Breakdown of Revenue by Geographical Location (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Service Revenue	$ 332,893	$ 216,829	$ 478,046	$ 359,681
Philippines [Member]
Disaggregation of Revenue [Line Items]
Service Revenue	180,259	118,716	267,687	208,983
United States [Member]
Disaggregation of Revenue [Line Items]
Service Revenue	109,687	84,074	171,476	132,962
Rest of world [Member]
Disaggregation of Revenue [Line Items]
Service Revenue	$ 42,947	$ 14,039	$ 38,883	$ 17,736